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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               February 10, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   44

Form I3F Information Table Value Total:   $277,858 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1. 28-11881 Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AMERICAN INTL GROUP INC        COM NEW            026874784    8211     142500  SH          SOLE         NONE       142500
APPLE INC                      COM                037833100   11290      35000  SH          SOLE         NONE        35000
AUTOMATIC DATA PROCESSING INC  COM                053015103    5091     110000  SH          SOLE         NONE       110000
AVIS BUDGET GROUP              COM                053774105    1556     100000  SH          SOLE         NONE       100000
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702    8011     100000  SH          SOLE         NONE       100000
BP PLC                         SPONSORED ADR      055622104   11043     250000  SH          SOLE         NONE       250000
CISCO SYS INC                  COM                17275R102    6069     300000  SH          SOLE         NONE       300000
CITIGROUP INC                  COM                172967101   18920    4000000  SH          SOLE         NONE      4000000
COMMUNITY HEALTH SYS INC NEW   COM                203668108    1121      30000  SH          SOLE         NONE        30000
CONOCOPHILLIPS                 COM                20825C104   10351     152000  SH          SOLE         NONE       152000
CVR ENERGY INC                 COM                12662P108    3995     263153  SH          SOLE         NONE       263153
DOW CHEM CO                    COM                260543103    8535     250000  SH          SOLE         NONE       250000
EXXON MOBIL CORP               COM                30231G102   10968     150000  SH          SOLE         NONE       150000
FORD MTR CO DEL                COM PAR $0.01      345370860    3694     220000  SH          SOLE         NONE       220000
GENERAL MTRS CO                COM                37045V100    8109     220000  SH          SOLE         NONE       220000
GOLDMAN SACHS GROUP INC        COM                38141G104    8408      50000  SH          SOLE         NONE        50000
GOOGLE INC                     CL A               38259P508    7722      13000  SH          SOLE         NONE        13000
HOWARD HUGHES CORP             COM                44267D107    7891     145000  SH          SOLE         NONE       145000
INTERNATIONAL BUSINESS MACHS   COM                459200101   11007      75000  SH          SOLE         NONE        75000
JOHNSON & JOHNSON              COM                478160104    4639      75000  SH          SOLE         NONE        75000
JPMORGAN CHASE & CO            *W EXP 10/28/2018  46634E114    1445     100000  SH          SOLE         NONE       100000
JPMORGAN CHASE & CO            COM                46625H100    8484     200000  SH          SOLE         NONE       200000
KAPSTONE PAPER & PACKAGING CORPCOM                48562P103     765      50000  SH          SOLE         NONE        50000
KKR & CO L P DEL               COM UNITS          48248M102   10082     710000  SH          SOLE         NONE       710000
MADISON SQUARE GARDEN INC      CL A               55826P100    4512     175000  SH          SOLE         NONE       175000
MERCK & CO INC NEW             COM                58933Y105    3964     110000  SH          SOLE         NONE       110000
METLIFE INC                    COM                59156R108   10443     235000  SH          SOLE         NONE       235000
MICROSOFT CORP                 COM                594918104    7675     275000  SH          SOLE         NONE       275000
MOTOROLA INC                   COM                620076109    3628     400000  SH          SOLE         NONE       400000
ORACLE CORP                    COM                68389X105    7825     250000  SH          SOLE         NONE       250000
PENNY J C INC                  COM                708160106    5654     175000  SH          SOLE         NONE       175000
PEPSICO INC                    COM                713448108    8166     125000  SH          SOLE         NONE       125000
PFIZER INC                     COM                717081103    8755     500000  SH          SOLE         NONE       500000
RANGE RES CORP                 COM                75281A109    2249      50000  SH          SOLE         NONE        50000
STANLEY BLACK & DECKER INC     COM                854502101    3344      50000  SH          SOLE         NONE        50000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    2660     500000  SH          SOLE         NONE       500000
TENET HEALTHCARE CORP          COM                88033G100    2676     400000  SH          SOLE         NONE       400000
TIME WARNER INC                COM  NEW           887317303    4021     125000  SH          SOLE         NONE       125000
TRAVELERS COMPANIES INC        COM                89417E109    4735      85000  SH          SOLE         NONE        85000
VALEANT PHARMACEUTICALS INTL   COM                91911K102    4244     150000  SH          SOLE         NONE       150000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209    9783     370000  SH          SOLE         NONE       370000
WELLS FARGO & CO NEW           *W EXP 10/28/2018  949746119     554      50000  SH          SOLE         NONE        50000
WELLS FARGO & CO NEW           COM                949746101    3099     100000  SH          SOLE         NONE       100000
WEST COAST BANCORP ORE NEW     COM                952145100    2465     874212  SH          SOLE         NONE       874212

Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 250,000 common shares of "GENERAL GROWTH PPTYS INC," CUSIP 370021107, as of December 31, 2010, the total value of which were $4,644,000; nor 105,000 preferred shares of "VISTEON CORP," CUSIP 92839U305, as of December 31, 2010, the total value of which were $7,796,000. The reason these shares are not listed is that these securities do not appear on the List of
Section 13F Securities for the fourth quarter of fiscal year 2010.